Retirement Plans (Details 2) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit plan change in fair value of plan assets
Fair value of plan assets, beginning of year	$ 2,069	$ 2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$ 2,309	$ 2,069